UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor ®
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

1.813061.108

HIM-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
Alabama - 0.1%
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	$ 1,000,000	$ 1,188,080
Arizona - 2.5%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,186,700
5.25% 10/1/20 (FSA Insured)	1,600,000	1,916,976
5.25% 10/1/21 (FSA Insured)	850,000	1,014,892
5.25% 10/1/26 (FSA Insured)	500,000	584,475
5.25% 10/1/28 (FSA Insured)	1,600,000	1,855,424
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,532,852
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,200,000	1,417,524
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) 5.25% 9/1/23	1,000,000	1,057,720
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,623,337
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,522,484
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	700,000	782,124
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,124,220
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5% 7/1/13 (d)	2,000,000	2,037,900
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,620,000	1,963,894
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	2,000,000	2,170,700
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity)	3,750,000	3,716,700
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	500,000	595,865
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,218,220
5.25% 12/1/22	1,500,000	1,776,810
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	226,876
		30,325,693
Municipal Bonds - continued
	Principal Amount	Value
California - 17.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	$ 1,600,000	$ 1,863,712
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AL, 5% 12/1/19	2,500,000	3,111,200
Series AI, 5% 12/1/16	3,400,000	3,951,820
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/21	5,000,000	6,123,050
California Econ. Recovery Series A, 5% 7/1/18	1,400,000	1,693,132
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	30,124
5% 11/1/24	2,400,000	2,775,672
5% 6/1/27 (AMBAC Insured)	600,000	639,840
5% 9/1/27	1,410,000	1,575,788
5% 3/1/31	1,800,000	1,967,418
5% 9/1/31	1,500,000	1,661,490
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	845,000	883,101
5% 9/1/32	1,600,000	1,766,992
5% 9/1/33	1,800,000	1,981,980
5% 9/1/35	580,000	634,862
5.125% 11/1/24	600,000	618,258
5.25% 2/1/16	345,000	353,076
5.25% 2/1/16 (Pre-Refunded to 8/1/13 @ 100)	655,000	671,185
5.25% 2/1/24	1,000,000	1,020,770
5.25% 2/1/28	1,200,000	1,224,456
5.25% 12/1/33	20,000	20,975
5.25% 4/1/35	2,200,000	2,589,774
5.25% 3/1/38	3,900,000	4,419,792
5.25% 11/1/40	700,000	817,495
5.5% 8/1/27	2,100,000	2,498,307
5.5% 8/1/29	2,800,000	3,307,024
5.5% 8/1/30	2,000,000	2,350,800
5.5% 11/1/33	5,400,000	5,595,966
5.5% 3/1/40	1,000,000	1,177,740
5.6% 3/1/36	400,000	477,628
6% 3/1/33	4,250,000	5,311,778
6% 4/1/38	5,300,000	6,348,711
6% 11/1/39	11,700,000	14,192,334
6.5% 4/1/33	3,850,000	4,825,783
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	750,000	812,505
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Catholic Healthcare West Proj.):
Series 2009 E, 5.625% 7/1/25	$ 2,000,000	$ 2,296,300
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	1,116,492
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25,000	32,767
6.5% 10/1/38	1,375,000	1,663,338
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,220,000	1,387,494
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	3,035,500
Bonds (Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (c)	1,055,000	1,112,983
Series 2009 F, 5%, tender 7/1/14 (c)	1,000,000	1,054,960
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(d)	1,000,000	1,010,260
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	2,107,960
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,852,032
5% 11/1/21	1,760,000	1,989,874
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,000,000	1,069,590
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,104,780
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	2,054,008
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	2,300,000	2,536,072
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,792,653
(Univ. Proj.) Series 2011 B, 5.25% 10/1/27	3,500,000	4,119,605
(Various Cap. Proj.) Series 2012 G, 5% 11/1/24	650,000	762,054
(Various Cap. Projs.) Series 2012 A, 5% 4/1/24	3,190,000	3,750,387
Series 2005 H, 5% 6/1/18	1,425,000	1,545,541
Series 2009 G1, 5.75% 10/1/30	600,000	707,574
Series 2009 I:
6.125% 11/1/29	400,000	495,272
6.375% 11/1/34	1,000,000	1,237,500
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2010 A, 5.75% 3/1/30	$ 1,000,000	$ 1,175,440
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,982,590
California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,106,270
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,332,357
Fontana Unified School District Gen. Oblig. 5% 5/1/18 (Assured Guaranty Corp. Insured)	1,170,000	1,389,843
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	700,007
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	400,816
5.75% 1/15/40	600,000	600,528
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	5,150,000	5,369,751
5% 6/1/45	1,000,000	1,042,670
5% 6/1/45 (FSA Insured)	105,000	109,769
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,179,980
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,702,180
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/20 (b)	3,700,000	4,537,014
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	300,000	329,655
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25	1,455,000	1,668,419
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	2,000,000	2,385,600
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,074,720
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,126,350
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,000,000	1,061,780
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	2,500,000	2,967,575
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	$ 1,815,000	$ 2,111,480
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	419,290
Series B, 0% 8/1/39	3,700,000	1,031,671
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	1,995,000	1,933,355
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	800,000	410,832
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200,000	2,624,600
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	400,000	493,812
6.5% 8/1/27	1,000,000	1,249,940
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,081,500
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	2,200,000	2,503,776
San Diego Unified School District:
Series 2008 C, 0% 7/1/39	4,700,000	1,329,442
Series 2008 E:
0% 7/1/47 (a)	1,300,000	544,154
0% 7/1/49	4,600,000	781,172
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,304,138
San Marcos Unified School District:
Series 2010 B, 0% 8/1/47	1,900,000	340,195
Series A, 5% 8/1/38	1,000,000	1,122,600
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	843,230
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	400,000	436,644
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	7,063,434
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	300,000	311,673
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	834,100
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	$ 655,000	$ 660,993
5.5% 5/15/20 (AMBAC Insured)	740,000	745,750
Series 2007 K:
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,330,000	2,581,174
5% 5/15/18 (Pre-Refunded to 5/15/15 @ 101)	140,000	155,940
Series 2009 O:
5.25% 5/15/39	500,000	572,220
5.75% 5/15/30	5,985,000	7,275,127
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,000,000	1,194,860
Washington Township Health Care District Rev.:
Series 2010 A, 5.25% 7/1/30	1,100,000	1,226,104
Series A, 5% 7/1/15	1,025,000	1,107,410
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	809,599
Series 2012, 5% 8/1/26	2,000,000	2,319,220
		214,792,283
Colorado - 0.9%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,045,500
0% 7/15/22 (Escrowed to Maturity)	2,800,000	2,258,200
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	881,586
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,153,080
(Volunteers of America Care Proj.) Series A, 5% 7/1/14	520,000	529,443
Colorado Springs Utils. Rev. Series 2012 C2, 5% 11/15/42	600,000	692,760
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity)	1,200,000	1,138,140
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,192,740
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.: - continued
Series 2010 A, 0% 9/1/41	$ 2,000,000	$ 481,020
Series 2010 C, 5.25% 9/1/25	1,000,000	1,100,130
		11,472,599
Connecticut - 0.5%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	2,000,000	2,417,340
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	3,350,000	3,363,032
		5,780,372
District Of Columbia - 1.6%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	2,147,482
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,798,672
Series B, 4.75% 6/1/32	500,000	542,055
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	7,452,800
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	987,360
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	2,007,362
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	1,865,700
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	700,000	815,920
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	2,023,088
		19,640,439
Florida - 8.0%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,130,850
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,146,820
Series 2012 A, 5% 7/1/24	4,400,000	5,191,472
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,771,740
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Citizens Property Ins. Corp.:
Series 2010 A1:
5% 6/1/16 (FSA Insured)	$ 1,500,000	$ 1,680,900
5% 6/1/17 (FSA Insured)	1,000,000	1,148,640
Series 2011 A1, 5% 6/1/20	1,000,000	1,174,340
Series 2012 A1, 5% 6/1/21	1,500,000	1,761,660
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,540,000	2,951,480
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	608,160
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	2,405,000	2,955,024
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 D, 5% 6/1/37	1,790,000	2,040,475
Series 2006 E, 5% 6/1/35	700,000	810,649
Series 2011 E, 5% 6/1/27	1,200,000	1,431,060
Series A, 5.5% 6/1/38	400,000	478,192
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,067,130
Florida Gen. Oblig.:
Series 2011 B, 5% 7/1/23	1,800,000	2,195,622
Series 2012 A, 5% 7/1/25	1,600,000	1,932,512
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	600,000	710,424
Series A, 6.25% 10/1/31	500,000	603,385
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	800,000	845,008
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	710,000	765,146
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B:
5% 11/15/30	505,000	534,330
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	70,000	78,595
Series 2006 G:
5% 11/15/16	95,000	107,652
5% 11/15/16 (Escrowed to Maturity)	5,000	5,770
5.125% 11/15/18	965,000	1,088,433
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	35,000	40,551
Series 2008 B, 6% 11/15/37	2,000,000	2,369,460
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.): - continued
Series B:
5% 11/15/14	$ 875,000	$ 942,156
5% 11/15/14 (Escrowed to Maturity)	125,000	135,175
Hillsborough County Indl. Dev.:
(Gen. Hosp. Proj.) Series 2006, 5% 10/1/36	1,015,000	1,076,793
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,448,609
5% 7/1/19	2,230,000	2,467,049
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	900,000	960,570
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,000,000	1,400,420
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	535,000	669,702
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,000,000	1,069,090
Series 2009 B, 5% 10/1/18	4,790,000	5,023,177
Series Three 2010 D, 5% 10/1/38	1,600,000	1,814,544
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	1,000,000	1,192,430
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	1,050,000	1,185,797
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	1,500,000	1,704,630
Series 2010 A1, 5.5% 10/1/30	1,000,000	1,166,110
Series 2010 B, 5% 10/1/35 (FSA Insured)	2,300,000	2,589,018
Series 2012 A:
5% 10/1/20 (d)	2,750,000	3,266,258
5% 10/1/21 (d)	1,900,000	2,262,691
5% 10/1/22 (d)	1,000,000	1,193,370
5% 10/1/31 (d)	1,500,000	1,677,720
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/23	750,000	885,938
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	2,000,000	2,177,820
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,240,800
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	5,004,560
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	$ 2,100,000	$ 2,295,342
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,000,000	1,124,090
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	500,000	594,950
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	1,100,000	1,283,271
Series 2012 A, 5% 10/1/24	700,000	886,515
Series 2013 A:
5% 10/1/24	1,100,000	1,393,095
5% 10/1/25	900,000	1,141,668
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	545,290
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,611,470
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/18	1,400,000	1,699,432
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	410,000	475,928
Winter Park Wtr. and Swr. Impt. Rev. Series 2009, 5% 12/1/34	2,250,000	2,528,618
		97,759,576
Georgia - 2.6%
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A:
6% 11/1/25	3,000,000	3,778,800
6.25% 11/1/39	3,500,000	4,296,985
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,348,962
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	1,100,000	916,454
Series C, 0% 12/1/21 (Escrowed to Maturity)	1,800,000	1,499,652
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	1,400,000	1,654,492
6.125% 9/1/40	1,300,000	1,531,855
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	1,400,000	1,717,968
Series GG, 5% 1/1/23	800,000	993,552
Greene County Dev. Auth. Health Sys. Rev. Series 2012, 5% 11/15/37	300,000	323,055
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	$ 930,000	$ 1,106,030
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,963,050
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,813,276
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,818,868
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	2,310,000	1,924,553
		31,687,552
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,250,000	1,408,150
Idaho - 0.3%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,708,485
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,420,956
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	400,000	478,392
		3,607,833
Illinois - 12.5%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,223,638
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	886,500
Series 2012 A, 5% 12/1/42	3,400,000	3,725,822
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,125,000	5,863,034
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	4,052,763
Series A, 5% 1/1/42 (AMBAC Insured)	15,000	15,035
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,117,430
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	$ 1,405,000	$ 1,531,605
Series 2011 C, 6.5% 1/1/41	2,300,000	2,977,212
Chicago Park District Gen. Oblig. Series 2010 C, 5.25% 1/1/37	1,300,000	1,507,441
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/21	1,400,000	1,571,892
Cmnty. College District #525 Gen. Oblig. (Joliet Jr. College Proj.) Series 2008, 5.75% 6/1/28 (Pre-Refunded to 6/1/28 @ 100)	1,000,000	1,166,400
Cook County Forest Preservation District Series 2012 C, 5% 12/15/21	1,000,000	1,233,340
Cook County Gen. Oblig.:
Series 2004 B, 5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	300,000	326,310
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,173,880
Series 2010 A, 5.25% 11/15/33	3,250,000	3,671,948
Series 2012 C:
5% 11/15/24	1,700,000	2,016,302
5% 11/15/25	2,600,000	3,057,002
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150,000	1,290,208
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,759,920
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,195,430
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,325,628
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,445,860
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,430,000	1,577,076
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,707,922
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,915,000	2,094,187
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,300,000	2,666,367
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	$ 5,000,000	$ 5,714,750
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,700,000	3,070,818
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	1,500,000	1,809,090
Series 2009 D, 6.625% 11/1/39	1,445,000	1,742,757
Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,151,360
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	3,215,000	3,536,018
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,214,576
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,310,700
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	1,100,000	1,264,835
Series 2008 A, 5.625% 1/1/37	4,720,000	5,276,582
Series 2009 A, 7.25% 11/1/38	230,000	285,002
Series 2009:
6.875% 8/15/38	80,000	95,995
7% 8/15/44	285,000	342,205
Series 2010 A:
5.5% 8/15/24	540,000	611,798
5.75% 8/15/29	360,000	407,441
Series 2010, 5.25% 8/15/36	1,180,000	1,283,875
Series 2012 A:
5% 5/15/20	500,000	574,790
5% 5/15/23	300,000	342,003
Series 2012:
5% 9/1/32	1,900,000	2,094,313
5% 11/15/43	820,000	877,548
Series 2013, 5% 5/15/43 (b)	600,000	640,812
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,107,470
Series 2006:
5% 1/1/19	1,000,000	1,151,860
5.5% 1/1/31	1,000,000	1,212,020
Series 2010, 5% 1/1/23 (FSA Insured)	1,300,000	1,452,451
Series 2012:
5% 3/1/23	1,000,000	1,143,280
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012:
5% 3/1/36	$ 1,000,000	$ 1,100,190
Series 2013, 5% 1/1/22	2,175,000	2,437,240
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,165,220
5.25% 5/15/32 (FSA Insured)	360,000	389,740
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,018,440
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	600,000	601,044
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	2,700,000	2,968,029
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/19	700,000	766,717
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,681,580
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	919,410
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,374,274
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	235,000	227,590
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	713,814
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,388,713
Lake County Forest Preservation District Series 2007 A, 0.556% 12/15/13 (c)	440,000	440,568
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	705,170
Series 2010 B1, 0% 6/15/44 (FSA Insured)	3,900,000	828,789
Series 2012 B:
0% 12/15/51	2,900,000	409,683
5% 6/15/52	3,500,000	3,799,355
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	3,250,405
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,205,000	900,171
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition: - continued
(McCormick Place Expansion Proj.):
Series A:
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,090,000	$ 2,037,979
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,080,000	363,172
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,900,000	2,749,931
Series 2010 B1:
0% 6/15/43 (FSA Insured)	5,310,000	1,185,564
0% 6/15/45 (FSA Insured)	2,600,000	525,902
0% 6/15/46 (FSA Insured)	1,115,000	213,969
0% 6/15/47 (FSA Insured)	890,000	162,541
0% 6/15/16 (Escrowed to Maturity)	795,000	773,948
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,880,000	1,781,356
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	1,092,550
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	1,000,000	1,177,500
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	3,595,771
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,301,184
Series 2009 A, 5.75% 4/1/38	2,940,000	3,320,671
Series 2010 A:
5% 4/1/25	1,000,000	1,142,420
5.25% 4/1/30	1,000,000	1,138,360
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	540,000	533,941
0% 11/1/14 (FSA Insured)	460,000	452,088
0% 11/1/16 (Escrowed to Maturity)	275,000	265,427
0% 11/1/16 (FSA Insured)	825,000	777,571
0% 11/1/19 (Escrowed to Maturity)	790,000	707,192
0% 11/1/19 (FSA Insured)	5,085,000	4,318,284
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	987,890
		152,585,854
Municipal Bonds - continued
	Principal Amount	Value
Indiana - 2.6%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (Pre-Refunded to 7/15/15 @ 100)	$ 1,790,000	$ 1,999,108
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	4,686,642
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,097,900
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,214,520
Series 2012:
5% 3/1/30	475,000	524,908
5% 3/1/41	700,000	755,013
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	2,000,000	2,229,620
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	1,400,000	1,430,002
Indiana State Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A:
5% 10/1/24	400,000	486,836
5% 10/1/37	800,000	913,768
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	912,100
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (d)	1,000,000	1,110,610
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,119,450
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/26	4,900,000	5,919,837
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,123,470
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/28	660,000	762,161
5% 7/1/35	500,000	564,080
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	$ 2,695,000	$ 3,319,890
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	774,242
		31,944,157
Iowa - 0.1%
Coralville Urban Renewal Rev. Series C, 5.125% 6/1/39	70,000	70,792
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,368,684
		1,439,476
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,204,304
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	373,806
5.25% 11/15/16	955,000	1,058,398
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,113,100
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	900,000	900,675
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	300,000	336,231
5% 11/15/17	500,000	580,385
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/26	1,950,000	2,313,402
		8,880,301
Kentucky - 1.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/18	3,000,000	3,460,260
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,104,680
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.):
Series 2008 C, 6.125% 2/1/38	2,500,000	2,847,075
Series 2010 A, 5% 2/1/30	1,000,000	1,072,410
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - continued
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	$ 6,150,000	$ 7,755,335
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,170,000	2,284,164
		18,523,924
Louisiana - 0.9%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,809,667
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,737,344
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,076,200
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (d)	1,570,000	1,778,983
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,080,990
Series 2012, 5% 12/1/23	2,250,000	2,597,153
0% 9/1/15 (AMBAC Insured)	700,000	649,537
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	245,000	249,878
		10,979,752
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,271,853
Maine Tpk. Auth. Tpk. Rev. Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,300,000	1,432,808
		2,704,661
Maryland - 0.7%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.375% 7/1/34	500,000	579,135
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	450,000	494,582
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,119,950
Series 2010, 5.125% 7/1/39	900,000	984,861
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	$ 595,000	$ 641,261
6% 1/1/38	2,800,000	3,153,220
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	1,088,710
		8,061,719
Massachusetts - 1.6%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,561,154
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (c)	400,000	412,652
Series I, 6.75% 1/1/36	1,000,000	1,202,040
Massachusetts Gen. Oblig. Series 2007 C, 5.25% 8/1/24	2,200,000	2,581,920
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1:
5.125% 7/1/33	1,000,000	1,124,400
5.125% 7/1/38	1,000,000	1,117,980
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	1,000,000	1,014,820
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	5,000,000	5,579,200
5% 8/15/30 (Pre-Refunded to 8/15/15 @ 100)	580,000	647,187
Series 2007 A, 5% 8/15/22 (AMBAC Insured)	600,000	695,874
Series 2012 A, 5% 8/15/30 (Pre-Refunded to 8/15/15 @ 100)	3,770,000	4,206,717
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	10,000	10,039
		20,153,983
Michigan - 2.6%
Allegan Pub. School District 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,776,989
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,100,000	1,272,458
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,000,000	1,242,630
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
Series 2006, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,800,000	$ 2,850,708
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,720,383
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,993,590
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,206,890
Ferris State Univ. Rev. 5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,514,318
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	2,450,000	2,825,487
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (c)	1,000,000	1,088,870
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	500,000	589,400
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,243,011
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	1,100,000	1,089,099
5% 6/1/21	350,000	397,611
5% 6/1/27	500,000	546,705
5% 6/1/39	925,000	979,344
Series 2012 B, 5% 7/1/22	700,000	791,504
Series 2012, 5% 11/15/42	2,175,000	2,358,614
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	1,000,000	1,134,830
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	3,025,025
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	600,000	763,338
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,077,210
		31,488,014
Minnesota - 1.1%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,706,524
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/14 (d)	1,000,000	1,040,420
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,211,510
Minnesota Gen. Oblig. 5% 8/1/22	1,100,000	1,292,148
Rochester Hsg. & Healthcare Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,141,943
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,492,722
Series 2003 11, 5.25% 12/1/18	1,000,000	1,040,360
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,000,000	1,154,640
Series 2009, 5.75% 7/1/39	1,600,000	1,807,856
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,073,830
		12,961,953
Missouri - 0.1%
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	877,387
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	1,800,000	2,046,582
Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.708% 12/1/17 (c)	1,100,000	1,018,215
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,462,786
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/26	1,225,000	1,397,725
		3,878,726
Nevada - 0.5%
Clark County Arpt. Rev. Series 2003 C, 5.375% 7/1/22 (AMBAC Insured) (d)	1,000,000	1,014,190
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,195,800
5.625% 7/1/32	3,000,000	3,564,660
		5,774,650
Municipal Bonds - continued
	Principal Amount	Value
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	$ 1,800,000	$ 2,037,186
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	1,000,000	1,174,550
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	1,000,000	1,090,500
Series 2012:
4% 7/1/32	400,000	399,452
5% 7/1/27	500,000	561,780
New Hampshire Tpk. Sys. Rev.:
Series 2012 B, 5% 2/1/20	700,000	848,533
5% 4/1/20	1,325,000	1,610,432
		7,722,433
New Jersey - 3.2%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	700,000	802,032
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,106,790
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,100,200
5.25% 3/1/26 (Pre-Refunded to 3/1/15 @ 100)	915,000	1,006,683
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,168,340
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	1,600,000	1,937,472
Series 2012, 5% 6/15/21	800,000	950,032
Series 2013 NN, 5% 3/1/27	16,810,000	19,745,513
Series 2013:
5% 3/1/23	2,500,000	3,048,450
5% 3/1/24	3,000,000	3,610,770
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	1,700,000	1,969,484
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	1,000,000	1,123,210
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	$ 400,000	$ 496,388
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,050,590
		39,115,954
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,314,460
New York - 10.9%
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	2,700,000	3,213,486
Series A:
5% 2/15/47	2,000,000	2,122,580
5% 2/15/47	1,200,000	1,273,548
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	2,300,000	2,576,529
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	180,000	191,353
New York City Gen. Oblig.:
Series 2005 G, 5% 8/1/15	1,000,000	1,109,590
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,765,935
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,388,460
Series 2009 I1, 5.625% 4/1/29	600,000	729,630
Series 2012 A, 5% 8/1/24	1,300,000	1,561,508
Series 2012 E, 5% 8/1/24	5,000,000	6,059,000
Series 2012 G1:
5% 4/1/25	2,500,000	3,029,050
5% 4/1/27	3,500,000	4,208,785
Series 2013 D, 5% 8/1/23	3,400,000	4,242,622
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	600,000	653,382
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2005 D:
5% 6/15/37	400,000	433,128
5% 6/15/38	1,300,000	1,398,215
5% 6/15/39	500,000	537,655
Series 2009 A, 5.75% 6/15/40	2,300,000	2,738,909
Series 2009 CC, 5% 6/15/34	2,100,000	2,390,073
Series 2009 EE, 5.25% 6/15/40	2,100,000	2,426,928
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2009 FF 2, 5.5% 6/15/40	$ 3,000,000	$ 3,520,380
Series 2011 EE, 5.375% 6/15/43	4,000,000	4,706,680
Series 2012 AA, 5% 6/15/44	1,800,000	2,026,134
Series 2012 CC, 5% 6/15/45	1,400,000	1,584,968
Series 2012 EE, 5.25% 6/15/30	5,100,000	6,263,973
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,149,060
Series 2009 S3:
5.25% 1/15/34	4,000,000	4,523,800
5.25% 1/15/39	1,000,000	1,109,010
Series 2009 S4:
5.5% 1/15/39	850,000	978,877
5.75% 1/15/39	1,600,000	1,864,416
Series S1, 5% 7/15/25	1,900,000	2,299,133
New York City Transitional Fin. Auth. Rev.:
Series 2004 B, 5% 8/1/32 (Pre-Refunded to 8/1/13 @ 100)	785,000	803,243
Series 2004 C, 5% 2/1/33 (Pre-Refunded to 2/1/14 @ 100)	185,000	193,730
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32	2,400,000	2,708,064
Series 2008 B, 5.75% 3/15/36	3,400,000	4,149,598
Series 2009 A, 5% 2/15/34	1,100,000	1,276,341
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	410,000	419,082
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 A, 5% 7/1/14	1,000,000	1,057,850
Series 2007 B, 5.25% 7/1/24	200,000	218,048
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,040
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,712,450
Series 2009 B, 5% 11/15/34	1,200,000	1,361,904
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,331,395
Series 2008 A, 5.25% 11/15/36	3,700,000	4,127,128
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2008 C, 6.5% 11/15/28	$ 1,000,000	$ 1,267,460
Series 2010 D, 5.25% 11/15/40	1,400,000	1,581,762
Series 2012 D, 5% 11/15/25	4,600,000	5,521,196
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,613,430
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,752,784
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,748,955
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,100,000	1,277,188
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,014,670
5.25% 6/1/22 (AMBAC Insured)	2,360,000	2,394,550
Series 2003 B, 5.5% 6/1/18	305,000	306,217
Series 2003B 1C:
5.5% 6/1/19	1,600,000	1,625,504
5.5% 6/1/21	5,000,000	5,078,200
5.5% 6/1/22	1,500,000	1,523,415
Series 2011:
5% 6/1/17	2,300,000	2,678,649
5% 6/1/17	2,200,000	2,562,186
Triborough Bridge & Tunnel Auth. Revs. Series 2012 B, 5% 11/15/23	1,000,000	1,243,100
		132,634,936
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	500,000	501,615
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,400,000	1,448,930
		1,950,545
North Carolina - 1.1%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,011,970
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (d)	1,000,000	1,177,230
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	$ 700,000	$ 758,646
5% 11/1/30 (FSA Insured)	1,200,000	1,299,924
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	2,100,000	2,391,480
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,133,660
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,753,136
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,000,000	1,134,680
Series 2010 B, 5% 1/1/20	1,300,000	1,582,165
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,490,793
		13,733,684
North Dakota - 0.4%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	817,538
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,501,802
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,316,770
		4,636,110
Ohio - 0.7%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	800,000	885,456
5% 6/1/17	925,000	1,045,888
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	1,114,840
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,200,000	1,488,432
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	400,000	467,124
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	1,500,000	1,696,740
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,550,556
		8,249,036
Municipal Bonds - continued
	Principal Amount	Value
Oklahoma - 0.8%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,695,000	$ 1,866,619
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000,000	1,150,300
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22	2,865,000	3,320,592
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	1,375,000	1,515,553
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,709,535
		9,562,599
Oregon - 0.5%
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,200,000	1,238,580
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Seroes 2009 A, 5% 11/1/39	740,000	808,872
Oregon Gen. Oblig. (State Board of Higher Ed. Proj.) Series 2009 A:
5.75% 8/1/25 (Pre-Refunded to 8/1/18 @ 100)	500,000	629,890
5.75% 8/1/26 (Pre-Refunded to 8/1/18 @ 100)	1,000,000	1,259,780
5.75% 8/1/28 (Pre-Refunded to 8/1/18 @ 100)	500,000	629,890
5.75% 8/1/29 (Pre-Refunded to 8/1/18 @ 100)	500,000	629,890
Yamhill County School District #029J Newberg 5.5% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,243,170
		6,440,072
Pennsylvania - 1.5%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	959,982
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,236,708
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,369,400
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	500,000	641,720
Easton Area School District Series 2006:
7.75% 4/1/25 (FSA Insured)	315,000	376,743
7.75% 4/1/25 (FSA Insured) (Pre-Refunded to 4/1/16 @ 100)	385,000	471,594
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	492,328
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/27	800,000	976,952
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2012 A, 5% 6/1/24	$ 600,000	$ 696,402
Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,139,372
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	2,400,000	2,658,240
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	507,425
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	154,593
Ninth Series, 5.25% 8/1/40	800,000	859,872
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	600,000	689,316
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	214,446
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,961,100
		18,406,193
Puerto Rico - 0.5%
Puerto Rico Govt. Dev. Bank Series 2006 C, 5.25% 1/1/15 (d)	1,000,000	1,015,330
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (c)	600,000	643,764
5.75%, tender 7/1/17 (c)	1,100,000	1,191,322
Series N, 5.5% 7/1/22	1,100,000	1,145,694
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	207,900
Series 2009 A, 6% 8/1/42	1,400,000	1,536,836
		5,740,846
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,073,430
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (d)	1,515,000	1,579,085
		2,652,515
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - 1.8%
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,175,970
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,181,825
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	1,400,000	1,591,786
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,080,110
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B, 5% 12/1/20	2,500,000	3,126,750
Series 2012 C:
5% 12/1/14	2,000,000	2,169,160
5% 12/1/18	1,000,000	1,213,690
Series 2012 D, 5% 12/1/43	3,300,000	3,721,476
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	5,000,000	5,786,100
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	995,000	1,128,648
		22,175,515
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2012 E, 5% 11/1/42	1,500,000	1,632,555
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	1,036,490
5% 12/15/15	1,500,000	1,653,570
5% 12/15/16	1,500,000	1,677,630
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	1,109,230
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,993,659
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (d)	1,600,000	1,857,920
		9,328,499
Texas - 10.8%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	1,200,000	1,341,504
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	$ 1,000,000	$ 1,210,000
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,603,150
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	300,000	333,063
Comal Independent School District:
Series 2007, 5% 2/1/36	2,500,000	2,756,350
Series 2008A, 5.25% 2/1/23	2,240,000	2,635,248
Corpus Christi Util. Sys. Rev.:
5% 7/15/23	1,600,000	1,937,616
5.25% 7/15/18 (FSA Insured)	1,000,000	1,172,400
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,091,592
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	1,365,742
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/43	3,785,000	4,387,837
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (d)	2,500,000	2,654,925
Series 2009 A, 5% 11/1/24	1,000,000	1,130,670
Series A, 5% 11/1/42	3,000,000	3,294,090
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	369,099
Eagle Mountain & Saginaw Independent School District Series 2008, 5% 8/15/38	1,480,000	1,686,297
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,489,020
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,008,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (c)(d)	1,500,000	1,510,035
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	2,500,000	2,825,800
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,368,950
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	9,027,840
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	747,540
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Harris County Gen. Oblig.: - continued
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100)	$ 230,000	$ 248,386
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100)	370,000	400,544
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,499,616
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,093,240
Houston Arpt. Sys. Rev. Series 2011 A, 5% 7/1/24 (d)	1,250,000	1,451,613
Houston Independent School District Series 2005 A, 0% 2/15/16	1,700,000	1,658,401
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	959,460
Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,958,508
Irving Gen. Oblig. Series 2009, 5% 9/15/19	1,690,000	2,080,069
Judson Independent School District Series 2005 B, 5% 2/1/24 (FSA Insured)	950,000	987,107
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	789,929
Lampasas Independent School District:
5.25% 2/15/32	450,000	501,611
5.25% 2/15/32 (Pre-Refunded to 2/15/16 @ 100)	550,000	626,621
Lewisville Independent School District 0% 8/15/19	2,340,000	2,095,189
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,207,921
Longview Independent School District 5% 2/15/37	1,000,000	1,152,960
Lower Colorado River Auth. Rev.:
5.75% 5/15/37	205,000	221,168
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	25,000	28,036
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	1,070,000	1,199,919
Mansfield Independent School District 5.5% 2/15/17	25,000	25,101
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	1,000,000	1,130,450
Series 2008 A, 6% 1/1/24	2,000,000	2,334,300
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	1,210,418
Series 2009 A, 6.25% 1/1/39	1,800,000	2,051,658
Series 2011 A:
5.5% 9/1/41	500,000	594,270
6% 9/1/41	1,200,000	1,491,852
Series 2011 D, 5% 9/1/28	2,300,000	2,721,682
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Northwest Texas Independent School District 5.5% 8/15/21	$ 170,000	$ 170,655
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	437,820
5.375% 8/15/37	2,000,000	2,284,280
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (d)	1,635,000	1,830,056
5.25% 7/1/18 (FSA Insured) (d)	2,505,000	2,860,284
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,172,890
Series 2012, 5.25% 2/1/25	800,000	1,046,048
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/23	5,000,000	6,225,950
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	2,300,000	2,562,637
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	400,000	464,132
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	3,145,000	3,567,311
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,316,678
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,380,075
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.) Series 2005 A, 4.75% 4/1/35	1,500,000	1,597,710
Series 2006 A, 5% 4/1/29	560,000	635,275
Series 2006, 5% 4/1/27	1,000,000	1,118,630
Series 2008, 5% 4/1/25	800,000	938,832
Texas Muni. Pwr. Agy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,073,237
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,725,912
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,454,328
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	2,100,000	2,502,948
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	600,000	602,760
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	$ 1,000,000	$ 1,168,630
5% 4/1/23	1,500,000	1,739,625
5% 4/1/25	600,000	693,198
5% 4/1/26	800,000	922,504
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,600,000	1,860,016
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,968,379
5.5% 2/15/37	2,100,000	2,433,543
		131,421,140
Utah - 0.3%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/20	850,000	1,011,891
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/27	1,000,000	1,146,970
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,200,000	1,399,296
		3,558,157
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	830,000	832,963
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,932,436
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,101,830
		4,867,229
Virginia - 0.5%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	4,000,000	4,160,640
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (d)	1,800,000	1,865,358
		6,025,998
Municipal Bonds - continued
	Principal Amount	Value
Washington - 3.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 916,400
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/21	4,000,000	5,022,640
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,950,000	2,058,849
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,226,000
King County Gen. Oblig.:
(Swr. Proj.) Series 2005, 5% 1/1/26 (Pre-Refunded to 1/1/15 @ 100)	1,000,000	1,088,430
5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	540,000	575,262
5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,460,000	1,589,108
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	3,600,000	4,235,112
Series 2009, 5.25% 1/1/42	1,000,000	1,162,010
Series 2010, 5% 1/1/50	1,300,000	1,436,916
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,076,350
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,037,010
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	1,200,000	1,093,932
Series S5, 0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230,000	2,118,322
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,574,530
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,159,930
Series 2010 A, 5% 8/15/18	2,295,000	2,627,729
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,000,000	1,120,320
Series 2012 A, 5% 10/1/24	3,300,000	3,966,072
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	1,400,000	1,602,902
5.7% 7/1/38	2,270,000	2,496,818
		42,184,642
Municipal Bonds - continued
	Principal Amount	Value
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	$ 1,000,000	$ 1,103,250
Wisconsin - 0.3%
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	500,000	536,705
5.75% 7/1/30	500,000	565,500
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,054,000
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	795,000	813,738
Series 2012, 5% 6/1/39	190,000	206,348
		3,176,291
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,700,000	1,923,125
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,101,346,130)	1,210,519,500
NET OTHER ASSETS (LIABILITIES) - 0.6%	7,580,824
NET ASSETS - 100%	$ 1,218,100,324
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $1,100,945,258. Net unrealized appreciation aggregated $109,574,242, of which $110,325,350 related to appreciated investment securities and $751,108 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2013